Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 48,276	$ 68,469
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	298	10
Contract liabilities, current portion	30,295	28,046
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,437	3,128
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	158,288	132,322
Contract liabilities, non-current portion	1,850	3,242
Deferred Taxes Liabilities Consolidated Variable Interest Entities Without Recourse	$ 1,366	$ 0
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	368,877,209	368,877,209
Common stock, shares outstanding	336,522,780	333,643,560
Treasury stock, shares	32,354,429	35,233,649
Variable Interest Entities ("VIE") and its Subsidiaries [Member]
Contract liabilities, current portion	$ 29,794	$ 27,738
Contract liabilities, non-current portion	$ 1,850	$ 2,934